UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     February 09, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $1,263,519 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF NEW YORK MELLON CORP   COM              064058100    56499  2020000 SH       SOLE                  2020000        0        0
BLOCK H & R INC                COM              093671105   111969  4950000 SH       SOLE                  4950000        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    13950  1550000 SH       SOLE                  1550000        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    13570  1000000 SH       SOLE                  1000000        0        0
COVIDIEN PLC                   SHS              G2554F105    40712   850103 SH       SOLE                   850103        0        0
D R HORTON INC                 COM              23331A109    23914  2200000 SH       SOLE                  2200000        0        0
DIRECTV                        COM CL A         25490A101    71170  2134027 SH       SOLE                  2134027        0        0
FISERV INC                     COM              337738108     2424    50000 SH       SOLE                    50000        0        0
GRACE W R & CO DEL NEW         COM              38388F108    26501  1045400 SH       SOLE                  1045400        0        0
HEWITT ASSOCS INC              COM              42822Q100    71842  1700000 SH       SOLE                  1700000        0        0
JPMORGAN CHASE & CO            COM              46625H100    33336   800000 SH       SOLE                   800000        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208    11295   300000 SH       SOLE                   300000        0        0
MCDERMOTT INTL INC             COM              580037109    30013  1250000 SH       SOLE                  1250000        0        0
MERCK & CO INC NEW             COM              58933Y105    48632  1330930 SH       SOLE                  1330930        0        0
MF GLOBAL LTD                  SHS              G60642108     7645  1100000 SH       SOLE                  1100000        0        0
NBTY INC                       COM              628782104    56602  1300000 SH       SOLE                  1300000        0        0
NCR CORP NEW                   COM              62886E108    10017   900000 SH       SOLE                   900000        0        0
NEW YORK CMNTY BANCORP INC     COM              649445103    62393  4300000 SH       SOLE                  4300000        0        0
NRG ENERGY INC                 COM NEW          629377508    23610  1000000 SH       SOLE                  1000000        0        0
NYSE EURONEXT                  COM              629491101     2955   116798 SH       SOLE                   116798        0        0
PETSMART INC                   COM              716768106    45373  1700000 SH       SOLE                  1700000        0        0
PFIZER INC                     COM              717081103    94453  5192600 SH       SOLE                  5192600        0        0
QUESTAR CORP                   COM              748356102     4157   100000 SH       SOLE                   100000        0        0
SYMANTEC CORP                  COM              871503108    56354  3150000 SH       SOLE                  3150000        0        0
TORCHMARK CORP                 COM              891027104    70628  1607000 SH       SOLE                  1607000        0        0
TRANSATLANTIC HLDGS INC        COM              893521104    46899   900000 SH       SOLE                   900000        0        0
WABCO HLDGS INC                COM              92927K102    15474   600000 SH       SOLE                   600000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100   108186  3800000 SH       SOLE                  3800000        0        0
WESTERN UN CO                  COM              959802109    67860  3600000 SH       SOLE                  3600000        0        0
WILLIS GROUP HOLDINGS LTD      SHS              G96655108    35086  1330000 SH       SOLE                  1330000        0        0